As filed with the Securities and Exchange Commission on May 4, 2009
Securities Act File No. 333-146327
Investment Company Act File No. 811-22128

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 2	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2	☒

(Check appropriate box or boxes.)
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FOCUSSHARES TRUST
(Exact Name of Registrant as Specified in Charter)
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210 Summit Avenue
Suite C-11
Montvale, NJ 07645
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code:  (201) 930-8500
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Erik Liik
FocusShares, LLC
210 Summit Avenue
Suite C-11
Montvale, NJ 07645
(Name and Address of Agent for Service)

With a copy to:

George A. Marootian, Esq.
FocusShares, LLC
210 Summit Avenue
Suite C-11
Montvale, NJ 07645

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.

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Title of Securities Being Registered:
Shares of Beneficial Interest, no par value per share.

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It is proposed that this filing will become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

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Preliminary Prospectus, Subject to Completion, dated ______________, 2009

EXPLANATORY NOTE

Parts A, B and C are incorporated by reference from the previous filing of February 27, 2009 on Form N-1A.  The purpose of this filing is to amend the facing page.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the fourth day of  May, 2009.

FOCUSSHARES TRUST

By:	/s/ Michael Voskian
Michael Voskian President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Name	Title	Date

*		May 4, 2009
Michael Voskian	Chairman and Trustee

*		May 4, 2009
Gregory Maroukian	Trustee

Trustee

*By: /s/ Erik Liik
Eric Liik Attorney-In-Fact